SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED AWARDS
Schedule of Assumptions Used

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Schedule of Stock Options

The following table summarizes employee share options activities for the year ended December 31, 2021:

						Weighted
			Weighted-		Weighted	Average
			Average		Average	Remaining	Aggregate
	Number of		Exercise		Grant-date	Contractual	Intrinsic
Share Options Granted to Employees	Shares		Price		Fair Value	Term (Years)	Value
Outstanding, January 1, 2021	2,774,229	US$	2.04	US$	0.65	1.13	—
Lapsed	(116,283)	US$	2.04	US$	0.65	—	—
Outstanding, December 31, 2021	2,657,946	US$	2.04	US$	0.65	0.13	—
Exercisable at December 31, 2021	2,657,946	US$	2.04	US$	0.65	0.13	—

Summary of Restricted Shares

		Fair Value per Share
		at the Grant
Grant Date	Number of Awards	date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted Shares activity for the year ended December 31, 2021 was as follows:

		Weighted
	Numbers	average grant
	of shares	date fair value
	RMB	US$
Outstanding, January 1, 2021	11,033,064	1.31
Granted	—	—
Forfeited	(134,775)	1.22
Exercised	—	—
Outstanding, December 31, 2021	10,898,289	1.31
Exercisable, December 31, 2021	5,084,184	1.45
Expected to vest, December 31, 2021	5,814,105	1.19

Schedule of Share-Based Compensation Expense

	For the Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
General and administrative expenses	17,673	17,553	12,565	1,972
Selling expenses	2,920	3,068	2,115	332
	20,593	20,621	14,680	2,304